GOODWILL AND OTHER INTANGIBLE ASSETS (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Changes in Goodwill and Other Intangible Assets [Abstract]
Goodwill, Beginning	$ 36,259,666
Other intangible assets, Beginning	48,741,032
Other intangible assets, amortization expense	(6,237,100)
Other intangible assets, Ending	42,503,932
Goodwill, Ending	$ 36,259,666
Agent Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, under accelerated method	15 years
Trade Name [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, under accelerated method	15 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, under accelerated method	15 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Abstract]
Intangible assets amortization period, straight line method	10 years